The reconciliation of bullion holdings for the years ended December 31, 2024 and 2023 is presented as follows: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 4,065,861
Net realized gains (losses) on sales and redemptions for physical bullion	(1,401)	$ (8,316)
Net change in unrealized gains (losses)	850,600	(21,388)
Balance at end of year	5,220,107	4,065,861
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	4,065,861	4,084,962
Purchases	329,940	149,522
Sales	(4,847)
Redemptions for physical bullion	(20,046)	(138,919)
Net realized gains (losses) on sales and redemptions for physical bullion	(1,401)	(8,316)
Net change in unrealized gains (losses)	850,600	(21,388)
Balance at end of year	$ 5,220,107	$ 4,065,861